Earnings / (Loss) Per Common Share	9 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Earnings / (Loss) Per Common Share

9.	Earnings / (loss) per Common Share:

	September 30,
	2016	2017
Net income / (loss)	$19	($3,794)

Weighted average number of common shares, basic and diluted	18,277,893	18,277,893

Earnings / (loss) per common share, basic and diluted	$0.00	($0.21)